Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
GMO Benchmark-Free Allocation Fund | Class III
Prospectus [Line Items]
Annual Return [Percent]	22.87%	4.27%	13.40%	(2.26%)	2.96%	(2.49%)	11.62%	(5.35%)	13.04%	3.40%
GMO Global Asset Allocation Fund | Class III
Prospectus [Line Items]
Annual Return [Percent]	23.41%	5.13%	16.14%	(12.68%)	7.03%	6.14%	17.69%	(7.26%)	15.73%	5.64%
GMO Emerging Markets Fund | Class III
Prospectus [Line Items]
Annual Return [Percent]	33.82%	3.40%	17.67%	(31.60%)	2.03%	5.53%	22.14%	(12.82%)	32.05%	16.36%
GMO Emerging Markets ex-China Fund | Class III
Prospectus [Line Items]
Annual Return [Percent]	31.85%	0.21%	27.06%	(32.43%)
GMO Global Developed Equity Allocation Fund | Class III
Prospectus [Line Items]
Annual Return [Percent]	28.39%	10.98%	22.44%	(14.04%)	18.51%	10.51%	26.56%	(13.02%)	25.64%	6.79%
GMO Global Equity Allocation Fund | Class III
Prospectus [Line Items]
Annual Return [Percent]	29.16%	9.51%	22.24%	(17.01%)	14.98%	9.52%	25.82%	(13.12%)	26.39%	7.97%
GMO International Developed Equity Allocation Fund | Class III
Prospectus [Line Items]
Annual Return [Percent]	43.73%	10.64%	20.98%	(12.39%)	11.13%	7.40%	24.43%	(19.73%)	26.38%	3.25%
GMO International Equity Allocation Fund | Class III
Prospectus [Line Items]
Annual Return [Percent]	40.90%	8.40%	20.23%	(18.90%)	7.96%	6.97%	23.81%	(17.81%)	27.80%	6.52%
GMO International Equity Fund | Class III
Prospectus [Line Items]
Annual Return [Percent]	44.00%	12.98%	20.49%	(10.43%)	12.14%	7.46%	24.52%	(20.55%)	25.73%	1.71%
GMO Quality Fund | Class III
Prospectus [Line Items]
Annual Return [Percent]	19.69%	18.92%	30.01%	(15.22%)	26.20%	18.46%	31.69%	0.46%	29.06%	9.72%
GMO U.S. Equity Fund | Class III
Prospectus [Line Items]
Annual Return [Percent]	22.22%	20.92%	21.88%	(12.44%)	32.13%	13.69%	28.57%	(9.78%)	18.46%	13.58%
GMO U.S. Small Cap Value Fund | Class VI
Prospectus [Line Items]
Annual Return [Percent]	15.26%	11.16%	22.73%	(14.01%)	35.73%	2.39%
GMO Emerging Country Debt Fund | Class III
Prospectus [Line Items]
Annual Return [Percent]	22.34%	13.36%	17.64%	(16.32%)	(1.29%)	7.23%	14.28%	(5.91%)	12.48%	13.86%
GMO High Yield Fund | Class VI
Prospectus [Line Items]
Annual Return [Percent]	9.39%	7.93%	12.95%	(8.03%)	4.99%	5.47%	14.33%
GMO Opportunistic Income Fund | Class VI
Prospectus [Line Items]
Annual Return [Percent]	6.47%	6.11%	7.08%	(2.08%)	2.83%	3.33%	3.83%	4.02%	6.41%	5.14%
GMO Alternative Allocation Fund | Class VI
Prospectus [Line Items]
Annual Return [Percent]	15.16%	(2.56%)	6.06%	3.62%	(5.12%)	(0.27%)
GMO U.S. Treasury Fund | Class VI
Prospectus [Line Items]
Annual Return [Percent]	4.44%	5.17%	5.57%	0.79%	none	1.29%	2.19%	1.95%	0.86%	0.53%